Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay versus Performance Table

Year	Summary Compensation Table total for CEO (1) ($)	Average Summary Compensation Table total for other NEOs (2) ($)	Compensation actually paid to CEO (3) ($)	Average compensation actually paid to other NEOs (3) ($)	TSR (4) ($)	Peer group TSR (4) ($)	Net income (loss) ($ in thousands)	ICP Free Cash Flow* ($ in thousands)
2022	9,963,103	1,477,694	33,755,260	3,694,785	462.15	454.34	466,979	585,224
2021	7,115,513	1,029,306	20,081,272	2,158,019	156.56	204.93	34,110	184,001
2020	6,740,223	1,547,535	4,862,793	1,293,669	49.70	65.60	(13,214)	108,937
(1)    The CEO for each of 2022, 2021, and 2020 was James A. Brock.
(2)    The other named executive officers for each applicable year are as follows:
•     2022: Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
•     2021: Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
•     2020: Martha A. Wiegand, Kurt R. Salvatori, and James McCaffrey
(3)    SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2022 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value ($)	Include pension service cost adjustment ($)	Deduct stock awards ($)	Include year-end value of outstanding, unvested equity awards granted in 2022 ($)	Include change in value of unvested equity awards granted in prior years ($)	Include change in value of equity awards granted in prior years which vested in 2022 ($)
2022	CEO	9,963,103	0	0	(2,000,000)	4,670,771	15,927,406	5,193,980
	Other NEOs	1,477,694	(4,171)	13,558	(258,884)	604,560	1,267,074	594,955
2021	CEO	7,115,513	(26,152)	0	(1,750,000)	7,645,348	6,752,916	343,646
	Other NEOs	1,029,306	(19,622)	12,726	(200,000)	873,751	427,475	34,383
2020	CEO	6,740,223	(674,326)	47,818	(3,483,000)	2,680,799	(350,716)	(98,005)
	Other NEOs	1,547,535	(122,692)	16,289	(533,333)	437,603	(40,393)	(11,340)
(4) TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the peer group disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2022.

Company Selected Measure Name	ICP Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(2)    The other named executive officers for each applicable year are as follows:
•     2022: Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
•     2021: Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka
•     2020: Martha A. Wiegand, Kurt R. Salvatori, and James McCaffrey

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the peer group disclosed in our Annual Report on Form
10-K
	for the year ended December 31, 2022
PEO Total Compensation Amount	$ 9,963,103	$ 7,115,513	$ 6,740,223
PEO Actually Paid Compensation Amount	$ 33,755,260	20,081,272	4,862,793
Adjustment To PEO Compensation, Footnote [Text Block]
(3)    SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2022 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value ($)	Include pension service cost adjustment ($)	Deduct stock awards ($)	Include year-end value of outstanding, unvested equity awards granted in 2022 ($)	Include change in value of unvested equity awards granted in prior years ($)	Include change in value of equity awards granted in prior years which vested in 2022 ($)
2022	CEO	9,963,103	0	0	(2,000,000)	4,670,771	15,927,406	5,193,980
	Other NEOs	1,477,694	(4,171)	13,558	(258,884)	604,560	1,267,074	594,955
2021	CEO	7,115,513	(26,152)	0	(1,750,000)	7,645,348	6,752,916	343,646
	Other NEOs	1,029,306	(19,622)	12,726	(200,000)	873,751	427,475	34,383
2020	CEO	6,740,223	(674,326)	47,818	(3,483,000)	2,680,799	(350,716)	(98,005)
	Other NEOs	1,547,535	(122,692)	16,289	(533,333)	437,603	(40,393)	(11,340)

Non-PEO NEO Average Total Compensation Amount	$ 1,477,694	1,029,306	1,547,535
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,694,785	2,158,019	1,293,669
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)    SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2022 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value ($)	Include pension service cost adjustment ($)	Deduct stock awards ($)	Include year-end value of outstanding, unvested equity awards granted in 2022 ($)	Include change in value of unvested equity awards granted in prior years ($)	Include change in value of equity awards granted in prior years which vested in 2022 ($)
2022	CEO	9,963,103	0	0	(2,000,000)	4,670,771	15,927,406	5,193,980
	Other NEOs	1,477,694	(4,171)	13,558	(258,884)	604,560	1,267,074	594,955
2021	CEO	7,115,513	(26,152)	0	(1,750,000)	7,645,348	6,752,916	343,646
	Other NEOs	1,029,306	(19,622)	12,726	(200,000)	873,751	427,475	34,383
2020	CEO	6,740,223	(674,326)	47,818	(3,483,000)	2,680,799	(350,716)	(98,005)
	Other NEOs	1,547,535	(122,692)	16,289	(533,333)	437,603	(40,393)	(11,340)

Tabular List [Table Text Block]
2022 Unranked Performance Measures
As noted above, our Compensation Committee believes in a wholistic evaluation of our executives’ and our company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2022 compensation decisions are listed below.

Net Income	Free Cash Flow*

TSR	Net Debt Level*

ICP Free Cash Flow*	Average Cash Cost of Coal Sold per Ton*

Adjusted EBITDA*

Total Shareholder Return Amount	$ 462.15	156.56	49.7
Peer Group Total Shareholder Return Amount	454.34	204.93	65.6
Net Income (Loss)	$ 466,979,000	$ 34,110,000	$ (13,214,000)
Company Selected Measure Amount	585,224	184,001	108,937
PEO Name	James A. Brock
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt Level
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ICP Free Cash Flow
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Average Cash Cost of Coal Sold per Ton
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Deduct Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (26,152)	$ (674,326)
PEO [Member] | Include Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	47,818
PEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,000,000)	(1,750,000)	(3,483,000)
PEO [Member] | Include Year End Value Of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,670,771	7,645,348	2,680,799
PEO [Member] | Include Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,927,406	6,752,916	(350,716)
PEO [Member] | Include Change In Value Of Equity Awards Granted In Prior Years Which Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,193,980	343,646	(98,005)
Non-PEO NEO [Member] | Deduct Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,171)	(19,622)	(122,692)
Non-PEO NEO [Member] | Include Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,558	12,726	16,289
Non-PEO NEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(258,884)	(200,000)	(533,333)
Non-PEO NEO [Member] | Include Year End Value Of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	604,560	873,751	437,603
Non-PEO NEO [Member] | Include Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,267,074	427,475	(40,393)
Non-PEO NEO [Member] | Include Change In Value Of Equity Awards Granted In Prior Years Which Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 594,955	$ 34,383	$ (11,340)